Stock Option Transactions (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	4 Months Ended	8 Months Ended
	Feb. 01, 2014	Oct. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation option exercised total intrinsic value	$ 0.8	$ 9.2